Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,202,305	$ 1,177,299	$ 1,094,005
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	511,534	512,917	459,902
Undrawn commitments	125,164	120,701	117,213
Other exposures	124,739	118,282	119,923
Total	761,437	751,900	697,038
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	384,517	371,078	345,947
Total	440,868	425,399	396,967
Undrawn commitments and other exposures	56,351	54,321	51,020
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	1,025,123
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	451,781
Undrawn commitments	122,200
Other exposures	116,926
Total	690,907
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	278,686
Total	334,216
Undrawn commitments and other exposures	55,530
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	177,182
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	59,753
Undrawn commitments	2,964
Other exposures	7,813
Total	70,530
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	105,831
Total	106,652	$ 99,000	$ 91,000
Undrawn commitments and other exposures	$ 821